Taxes on Income (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Income tax rate	23.00%	24.00%	25.00%
Temporary difference related to distribution of a dividend from exempt income in respect of which deferred taxes were not recognized	$ 650
The amount of deferred taxes which were not recognized	162
Carryforward tax losses of subsidiaries for which deferred taxes were recorded	477	$ 308
Carryforward tax losses for which deferred taxes were not recorded	322	322
Capital losses for which deferred taxes were not recorded	134	159
Capital losses for tax purposes available for carryforward to future years for which deferred taxes were recorded	15	$ 16
Tax assessment from the Israeli Tax Authority (ITA) in respect of the 2012 2014 tax years	73
Royalties paid by the company to the Israeli government	$ 133